Borrowings and Financings by Type (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior notes		BRL 38,670,111	BRL 12,737,364
Subtotal		60,355,666	36,323,195
Incurred debt issuance cost		(498,249)	(473,800)
Total		59,857,417	35,849,395
Current		11,809,598	4,463,728
Non-current		48,047,819	31,385,667
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit		BRL 2,740,267
Maturity (principal and interest)		2015-12
Maturity (principal and interest)		2016-10
TIR %		21.65%
Local Currencies
Debt Instrument [Line Items]
Line of credit		BRL 1,090,716	1,136,801
Maturity (principal and interest)		2015-12
Maturity (principal and interest)		2016-09
TIR %		11.62%
Foreign Currencies
Debt Instrument [Line Items]
Line of credit	[1]	BRL 37,579,395	11,600,563
Maturity (principal and interest)	[1]	2015-12
Maturity (principal and interest)	[1]	2022-02
TIR %	[1]	15.24%
CCB - Bank Credit Note
Debt Instrument [Line Items]
Line of credit		BRL 2,416,314	4,503,810
Maturity (principal and interest)		2015-12
Maturity (principal and interest)		2028-01
TIR %		12.08%
Certificates of Real Estate Receivables (CRI)
Debt Instrument [Line Items]
Line of credit		BRL 1,397,504	1,496,674
Maturity (principal and interest)		2015-12
Maturity (principal and interest)		2022-08
TIR %		14.10%
Development Banks and Export Credit Agencies
Debt Instrument [Line Items]
Line of credit		BRL 10,986,710	9,777,958
Maturity (principal and interest)		2015-12
Maturity (principal and interest)		2033-12
TIR %		12.28%
Public debentures
Debt Instrument [Line Items]
Line of credit		BRL 4,144,760	7,807,389
Maturity (principal and interest)		2015-12
Maturity (principal and interest)		2021-07
TIR %		11.82%
Financial Institution
Debt Instrument [Line Items]
Line of credit		BRL 17,540,795	BRL 15,778,442

[1]	On June 2, 2015, PT Portugal was sold to Altice S.A. As part of the PT Portugal sale process, the debt of PTIF previously classified as liabilities associated to held-for-sale assets remained with Oi, together with cash in similar amount, and was reclassified to the Company's debt. The original debt consists basically of EMTN notes issued, maturing in 2016-2025.